Provisions - United Kingdom Entities - Funding status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	€ 76	€ 72	€ 84
Actuarial gains and losses on defined benefit pension plans	(25)	(1,677)	618
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	15,472	14,297	12,079
Fair value of plan assets	15,575	14,755	12,887
Provisions - Provisions for pensions	(103)	(458)	(808)
Internal provisions for pensions	449	329	130
Net assets for pensions	(552)	(787)	(938)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	30	27	31
Interest cost, net	(12)	(24)	(6)
Provisions or reversal of provisions, net	(1)	0	0
Cost of services provided	0	0	0
Others	(1)	0	0
Total defined benefit expenses recognized in the consolidated income statements	17	3	25
Actuarial gains and losses on defined benefit pension plans	€ 568	€ 601	€ (481)